Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
ASSETS
Cash and cash equivalents	$ 88	$ 188	$ 639
Due from financial institution	29	1	8
Inventories	0	0	170
Prepaid expenses and other assets, net	35	26	33
Total current assets	152	215	850
Property and equipment, net	42	70	111
Identifiable intangible assets, net	136	174	276
Goodwill	496	496	496
Deferred finance costs	0	25	112
Total assets	826	980	1,845
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Accounts payable	91	80	303
Accrued expenses	654	676	634
Deferred revenue	552	615	626
Income and other taxes payable	12	23	50
Convertible debt, current portion	355	285	827
Capital lease obligation, current portion	1	10	11
Total current liabilities	1,665	1,689	2,451
Convertible debt, net of current portion	2,766	2,769	2,639
Derivative liability	450	225	16
Capital lease obligation, net of current portion	0	0	11
Total liabilities	4,881	4,683	5,117
Stockholders’ deficit
Preferred stock, par value $.001; authorized 10,000,000 shares; issued and outstanding 0 shares,	0	0	0
Common stock, par value $.001 ; authorized 50,000,000 shares; issued and outstanding 34,556,620; 33,148,915 and 32,748,915, respectively	35	33	32
Additional paid-in capital	41,112	40,984	40,984
Accumulated deficit	(45,202)	(44,720)	(44,288)
Total stockholders’ deficit	(4,055)	(3,703)	(3,272)
Total liabilities and stockholders’ deficit	$ 826	$ 980	$ 1,845